Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Beginning balance		¥ 237,935
Other comprehensive income for the year		(4,549)	¥ 25,750	¥ 34,912
Ending balance		249,055	237,935
Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		237,935	197,266	149,354
Other comprehensive income for the year		(4,608)	25,699	34,847
Appropriation to reserves		15,378	16,025	13,087
Other comprehensive income to retained earnings		45		(86)
Others		305	(1,055)	64
Ending balance		249,055	237,935	197,266
Share premium [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		53,905	53,905	53,905
Ending balance		53,905	53,905	53,905
Other reserves [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		93	1,148	1,084
Others		305	(1,055)	64
Ending balance		398	93	1,148
Unrealised gains/(losses) from available-for-sale securities [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		54,268	28,594	(5,412)
Other comprehensive income for the year		(5,349)	25,674	34,006
Ending balance		48,919	54,268	28,594
Other comprehensive income reclassifiable to profit or loss under the equity method [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		1,402	756	69
Other comprehensive income for the year		1,233	646	687
Ending balance		2,635	1,402	756
Statutory reserve fund [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[1]	45,525	40,516	34,659
Appropriation to reserves	[1]	5,096	5,009	5,857
Ending balance	[1]	50,621	45,525	40,516
Discretionary reserve fund [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[2]	40,502	34,645	33,370
Appropriation to reserves	[2]	5,009	5,857	1,275
Ending balance	[2]	45,511	40,502	34,645
General reserve [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[3]	43,047	37,888	31,933
Appropriation to reserves	[3]	5,273	5,159	5,955
Ending balance	[3]	48,320	43,047	37,888
Exchange differences on translating foreign operations [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		(989)	(24)	(254)
Other comprehensive income for the year		(388)	(965)	230
Ending balance		(1,377)	(989)	(24)
Other comprehensive income non-reclassifiable to profit or loss under the equity method [member] | Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		182	(162)
Other comprehensive income for the year		(104)	344	(76)
Other comprehensive income to retained earnings		45		(86)
Ending balance		¥ 123	¥ 182	¥ (162)

[1]	Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards (“CAS”) to statutory reserve which amounted to RMB 5,096 million for the year ended 31 December 2021 (2020: RMB5,009 million, 2019: RMB5,857 million).
[2]	Approved at the Annual General Meeting in 30 June 2021, the Company appropriated RMB 5,009 million to the discretionary reserve fund for the year ended 31 December 2020 based on net profit under CAS (2020: RMB5,857 million, 2019: RMB1,275 million).
[3]	Pursuant to “Financial Standards of Financial Enterprises - Implementation Guide” issued by the Ministry of Finance of the PRC on 30 March 2007, for the year ended 31 December 2021, the Company appropriated 10% of net profit under CAS which amounted to RMB 5,096 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2020: RMB5,009 million, 2019: RMB5,857 million). In addition, pursuant to the CAS, the Group appropriated RMB 177 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2020: RMB150 million, 2019: RMB98 million).